Non-Controlling Interest in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
29. Non-Controlling Interest in Subsidiaries
Non-controlling Interest
29.

NON-CONTROLLING INTEREST IN SUBSIDIARIES
As at December 31 December 31
millions of dollars

2022 2021
Preferred shares of GBPC

$

14 $

14
Domlec
(1)
-

20
$

14 $

34
(1) On March 31, 2022, Emera disposed its interest in Domlec. For further details, refer to note 4.

Preferred shares of GBPC
Preferred shares of GBPC:
Authorized:
10,000

non-voting cumulative redeemable variable perpetual preferred shares.
2022 2021
Issued and outstanding:
number of
shares
millions of
dollars
number of
shares
millions of
dollars
Outstanding as at December 31 10,000 $

14 10,000 $

14